Leases	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Leases	Leases
i)                   As a lessee
The Group leases office premises, retail stores and motor vehicles. These leases, which have fixed rental payments, typically run for a period of one to eleven years with an option to renew the lease after that term.
The Group leases office equipment with contract terms of one to five years. These leases are short‑term and/or leases of low‑value items. The Group has elected not to recognize right‑of‑use assets and lease liabilities for these leases.
a)Right-of-use assets
Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2024	119	24	143
Depreciation	(29)	(19)	(48)
Additions	17	26	43
Acquisition through business combination	1	—	1
Derecognition	*	—	*
Effects of movement in exchange rates	*	(1)	(1)
Balance at December 31, 2024	108	30	138

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2023	138	33	171
Depreciation	(26)	(15)	(41)
Additions	11	7	18
Derecognition	(3)	—	(3)
Effects of movement in exchange rates	(1)	(1)	(2)
Balance at December 31, 2023	119	24	143

*Amount less than $1 million
b)Amounts recognized in profit or loss

	2024	2023	2022
(in $ millions)	$	$	$
Interest on lease liabilities	12	13	13
Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the years ended December 31, 2024 and 2023.
c)Amounts recognized in statement of cash flows
Refer to Note 14 (ii) on the amount of cash outflow paid for leases.
ii)                  As a lessor
The Group leases out motor vehicles consisting of its owned vehicles as well as leased vehicles. All leases are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to the ownership of the assets.
Rental income recognized by the Group during 2024 was $168 million (2023: $146 million). The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	2024	2023
(in $ millions)	$	$
Not later than one year	67	64
Later than one year and not later than five years	36	42